Property, plant and equipment - Disclosure of analysis of property, plant and equipment (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	£ 64,433
Property, plant and equipment, ending balance	68,907	£ 64,433
Cost
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	81,813	73,340
Exchange adjustments	(976)	2,405
Additions	7,167	6,853
Disposals	(465)	(654)
Adjustment for change in discount rate on decommissioning provisions	29	(48)
Reclassifications	(169)	(83)
Reclassification to held for sale	(266)
Property, plant and equipment, ending balance	87,133	81,813
Accumulated depreciation
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(17,380)	(15,808)
Exchange adjustments	199	(506)
Depreciation charge for the year	(1,804)	(1,765)
Disposals	438	592
Reclassifications	166	107
Reclassification to held for sale	155
Property, plant and equipment, ending balance	(18,226)	(17,380)
Land and buildings
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	3,272
Property, plant and equipment, ending balance	3,452	3,272
Land and buildings | Cost
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	4,066	3,659
Exchange adjustments	(49)	126
Additions	59	158
Disposals	(55)	(163)
Adjustment for change in discount rate on decommissioning provisions	0	0
Reclassifications	277	286
Reclassification to held for sale	(88)
Property, plant and equipment, ending balance	4,210	4,066
Land and buildings | Accumulated depreciation
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(794)	(773)
Exchange adjustments	10	(30)
Depreciation charge for the year	(80)	(122)
Disposals	50	127
Reclassifications	(3)	4
Reclassification to held for sale	59
Property, plant and equipment, ending balance	(758)	(794)
Plant and machinery
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	53,839
Property, plant and equipment, ending balance	57,821	53,839
Plant and machinery | Cost
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	69,765	63,022
Exchange adjustments	(841)	2,073
Additions	1,157	1,196
Disposals	(271)	(331)
Adjustment for change in discount rate on decommissioning provisions	29	(36)
Reclassifications	4,725	3,841
Reclassification to held for sale	(13)
Property, plant and equipment, ending balance	74,551	69,765
Plant and machinery | Accumulated depreciation
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(15,926)	(14,441)
Exchange adjustments	177	(444)
Depreciation charge for the year	(1,515)	(1,459)
Disposals	252	311
Reclassifications	281	107
Reclassification to held for sale	1
Property, plant and equipment, ending balance	(16,730)	(15,926)
Assets in the course of construction
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	6,705
Property, plant and equipment, ending balance	6,955	6,705
Assets in the course of construction | Cost
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	6,760	5,587
Exchange adjustments	(67)	156
Additions	5,754	5,345
Disposals	(5)	(4)
Adjustment for change in discount rate on decommissioning provisions	0	(12)
Reclassifications	(5,389)	(4,312)
Reclassification to held for sale	(31)
Property, plant and equipment, ending balance	7,022	6,760
Assets in the course of construction | Accumulated depreciation
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(55)	(60)
Exchange adjustments	0	0
Depreciation charge for the year	(20)	(1)
Disposals	2	2
Reclassifications	0	4
Reclassification to held for sale	6
Property, plant and equipment, ending balance	(67)	(55)
Motor vehicles and office equipment
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	617
Property, plant and equipment, ending balance	679	617
Motor vehicles and office equipment | Cost
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,222	1,072
Exchange adjustments	(19)	50
Additions	197	154
Disposals	(134)	(156)
Adjustment for change in discount rate on decommissioning provisions	0	0
Reclassifications	218	102
Reclassification to held for sale	(134)
Property, plant and equipment, ending balance	1,350	1,222
Motor vehicles and office equipment | Accumulated depreciation
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(605)	(534)
Exchange adjustments	12	(32)
Depreciation charge for the year	(189)	(183)
Disposals	134	152
Reclassifications	(112)	(8)
Reclassification to held for sale	89
Property, plant and equipment, ending balance	£ (671)	£ (605)